Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivatives

Total derivatives
	2021			2020
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)
Total derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)
Derivative assets/(liabilities)	48,032,325	262,572	(256,883)	43,359,755	302,446	(300,775)
As part of the industry wide IBOR transition during the year, interest rate swap contracts held with Central Clearing Counterparties (CCPs) have been converted to alternative benchmarks. Operationally, this involved the CCPs splitting each contract into multiple component operational parts in order to preserve accrued IBOR cash flows. Legally, Barclays remains party to only one contract, and as such all notional amounts quoted in this disclosure reflect the legal contract notional. In total, 'operational-only' trade notional amounts of £1,828bn primarily with London Clearing House & Japan Securities Clearing Corporation have been explicitly excluded from these disclosures.

Derivatives held for trading and risk management
The fair values and notional amounts of derivative instruments held for trading and held for risk management are set out in the following table:

Derivatives held for trading and held for risk management
	2021			2020
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,705,108	75,959	(74,226)	5,461,057	84,401	(84,043)
Derivatives cleared by central counterparty	99,664	171	(208)	78,946	335	(335)
Exchange traded derivatives	20,084	10	(3)	14,034	3	(3)
Foreign exchange derivatives	5,824,856	76,140	(74,437)	5,554,037	84,739	(84,381)
Interest rate derivatives
OTC derivatives	14,216,846	123,819	(113,051)	13,547,990	170,808	(161,157)
Derivatives cleared by central counterparty	19,398,748	1,122	(845)	18,737,415	965	(885)
Exchange traded derivatives	5,200,838	905	(907)	2,971,966	371	(360)
Interest rate derivatives	38,816,432	125,846	(114,803)	35,257,371	172,144	(162,402)
Credit derivatives
OTC derivatives	606,504	4,007	(4,752)	384,900	3,674	(3,909)
Derivatives cleared by central counterparty	665,600	1,675	(1,809)	462,945	931	(1,095)
Credit derivatives	1,272,104	5,682	(6,561)	847,845	4,605	(5,004)
Equity and stock index derivatives
OTC derivatives	278,683	18,822	(24,468)	466,151	18,807	(26,094)
Exchange traded derivatives	1,469,078	32,901	(33,174)	927,114	20,165	(20,521)
Equity and stock index derivatives	1,747,761	51,723	(57,642)	1,393,265	38,972	(46,615)
Commodity derivatives
OTC derivatives	4,670	56	(107)	4,244	89	(110)
Exchange traded derivatives	146,951	2,231	(2,197)	113,209	1,331	(1,283)
Commodity derivatives	151,621	2,287	(2,304)	117,453	1,420	(1,393)
Derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)

Total OTC derivatives	20,811,811	222,663	(216,604)	19,864,342	277,779	(275,313)
Total derivatives cleared by central counterparty	20,164,012	2,968	(2,862)	19,279,306	2,231	(2,315)
Total exchange traded derivatives	6,836,951	36,047	(36,281)	4,026,323	21,870	(22,167)
Derivative assets/(liabilities) held for trading	47,812,774	261,678	(255,747)	43,169,971	301,880	(299,795)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	7,592	798	—	6,596	351	—
OTC interest rate derivatives	788	—	(3)	2,433	35	—
Interest rate derivatives cleared by central counterparty	105,933	—	—	65,408	—	—
Derivatives designated as cash flow hedges	114,313	798	(3)	74,437	386	—
Derivatives designated as fair value hedges
OTC interest rate derivatives	8,480	59	(1,118)	11,116	155	(980)
Interest rate derivatives cleared by central counterparty	94,335	—	(11)	103,440	—	—
Derivatives designated as fair value hedges	102,815	59	(1,129)	114,556	155	(980)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	2,423	37	(4)	791	25	—
Derivatives designated as hedges of net investments	2,423	37	(4)	791	25	—
Derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)

Total OTC derivatives	19,283	894	(1,125)	20,936	566	(980)
Total derivatives cleared by central counterparty	200,268	—	(11)	168,848	—	—
Derivative assets/(liabilities) held for risk management	219,551	894	(1,136)	189,784	566	(980)

Significant hedge accounting exposures impacted by the IBOR reform
The following table summarises the significant hedge accounting exposures impacted by the IBOR reform (see Note 41 for further updates) as at 31 December 2021:

Current benchmark rate	Expected convergence to RFR	Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
		£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	10,032	200
USD LIBOR	Secured Overnight Financing Rate (SOFR)	25,744	25,288
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	110	110
Total		35,886	25,598

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[a]
	£m	£m	£m	£m	£m
2021
Assets
Loans and advances at amortised cost
- Interest rate risk	8,512	671	(642)	(1,643)	33
- Inflation risk	556	354	—	9	—
Debt securities classified at amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	31,485	(258)	32	(1,436)	39
- Inflation risk	9,066	470	(32)	161	13
Total assets	55,084	1,598	(642)	(3,000)	66
Liabilities
Debt securities in issue
- Interest rate risk	(48,251)	(1,084)	86	1,606	(48)
Total liabilities	(48,251)	(1,084)	86	1,606	(48)
Total hedged items	6,833	514	(556)	(1,394)	18

2020
Assets
Loans and advances at amortised cost
- Interest rate risk	9,858	2,289	(638)	1,583	111
- Inflation risk	545	345	—	25	3
Debt securities classified at amortised cost
- Interest rate risk	1,440	23	—	18	(7)
- Inflation risk	4,071	(43)	—	453	3
Financial assets at fair value through other comprehensive income
- Interest rate risk	41,544	1,284	351	825	(13)
- Inflation risk	10,821	367	(9)	307	1
Total assets	68,279	4,265	(296)	3,211	98
Liabilities
Debt securities in issue
- Interest rate risk	(50,438)	(2,859)	(24)	(1,466)	(56)
Total liabilities	(50,438)	(2,859)	(24)	(1,466)	(56)
Total hedged items	17,841	1,406	(320)	1,745	42
Note
a    Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,465	1,536	—	(492)	—	2,465	(347)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Debt securities classified at amortised cost	(356)	123	—	—	—	(356)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedge	2,273	1,847	—	(504)	—	2,273	(367)
Hedge of net investment in foreign operations
USD foreign operations	138	—	943	—	—	138	—
EUR foreign operations	(117)	—	100	—	—	(117)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	18	—	1,087	—	186	18	—

2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,124)	(598)	—	(1,370)	—	(1,124)	27
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	—	—	—	(70)	—
Debt securities classified at amortised cost	(278)	(65)	—	—	—	(278)	—
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	—	—	—	(41)	1
Total cash flow hedge	(1,513)	(743)	—	(1,370)	—	(1,513)	28
Hedge of net investment in foreign operations
USD foreign operations	(240)	—	857	—	—	(240)	—
EUR foreign operations	(17)	—	(2)	—	—	(17)	—
Other foreign operations	(9)	—	47	—	186	(9)	—
Total foreign operations	(266)	—	902	—	186	(266)	—
Note
a Hedge ineffectiveness is recognised in net interest income.
Hedging instruments which are carried on the Group's balance sheet
The following table shows the fair value hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Fair value	Interest rate risk	54	(11)	—	92,447	1,554	15,577
	Inflation risk	5	(1,118)	—	10,368	(142)	1,624
	Total	59	(1,129)	—	102,815	1,412	17,201

As at 31 December 2020
Fair value	Interest rate risk	120	(166)	—	103,623	(925)	30,072
	Inflation risk	35	(815)	—	10,933	(778)	1,487
	Total	155	(980)	—	114,556	(1,703)	31,559
The following table shows the cash flow and net investment hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	102,629	(2,812)	8,397
	Foreign exchange risk	798	—	—	7,592	446	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	798	(3)	—	114,313	(2,640)	8,397
Net investment	Foreign exchange risk	37	(4)	(11,212)	13,635	(239)	—

As at 31 December 2020
Cash flow	Interest rate risk	33	—	—	65,042	1,151	18,195
	Foreign exchange risk	351	—	—	6,596	348	—
	Inflation risk	2	—	—	2,799	42	—
	Total	386	—	—	74,437	1,541	18,195
Net investment	Foreign exchange risk	25	—	(8,660)	9,451	265	—

The expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments in future years:

	2021	2022	2023	2024	2025	2026	2027 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	92,447	87,025	79,475	67,206	55,080	44,801	37,652
Inflation risk (outstanding notional amount)	10,368	9,874	8,999	6,503	5,445	3,472	1,159

Effect on the income statement, OCI, and reserves as a result of hedge accounting
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2021		2020
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	541	2	489	17
Cash flow hedge of foreign exchange risk
Recycled to other income	630	—	268	—
Hedge of net investment in foreign operations
Recycled to other income	—	(26)	—	(4)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2021		2020
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	1,575	2,871	1,002	3,344
Currency translation movements	(7)	(139)	50	(743)
Hedging gains/(losses) for the year	(2,273)	(18)	1,249	266
Amounts reclassified in relation to cash flows affecting profit or loss	(1,173)	26	(510)	4
Tax	1,025	—	(216)	—
Balance on 31 December	(853)	2,740	1,575	2,871